PURCHASE LIABILITY (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 16, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Dividends Payable [Line Items]
Amortized value of intellectual property		$ 101,032
Dividend Declared [Member]
Dividends Payable [Line Items]
Acquisition cost	$ 50,000
Purchase liability	300,000
Purchase price	350,000
Total purchase of intellectual property	350,000
Amortized value of intellectual property	$ 116,668
Impairment charge		204,165	$ 204,165
Outstanding balance on acquisition		$ 300,000		$ 300,000